Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

23. COMMITMENTS AND CONTINGENCIES

Capital commitment

As of December 31, 2023, the Group had no significant outstanding capital commitments.

Contingencies

In December 2019, Beijing Huasheng Venture Real Estate Development Co., Ltd (“Beijing Huasheng”) entered into a lease agreement with Ucommune Venture. Pursuant to the lease agreement, the Company agreed to lease the property of Beijing Huasheng in Beijing for a term of 20 years from February 28, 2021 (the “original lease”). Disputes arose between two parties with respect to the performance of the lease agreement. In December 2021, Beijing Huasheng initiated an arbitration before Beijing Arbitration Commission, requesting the Company to perform the original lease under the lease agreement and demanding the Company to pay liquidated damages. On May 30, 2023, Beijing Arbitration Commission dismissed Beijing Huasheng’s request and decided that the Company were not liable for any damages.

On October 19, 2023, Beijing Huasheng, together with Beijing Aikang Medical Investment Holding Group Co., Ltd. and Shanghai Tibai Medical Technology Co., Ltd. initialed another arbitration before Beijing Arbitration Commission, requesting the Company to compensate for the loss of their investments in the amount of US$19,816 and the related interest, in a total of RMB140 million. As of the date of this annual report, the case has not been heard, and the Group cannot predict the occurrence or outcome with certainty.

Except as described above, the Group is not a party to any material legal or administrative proceedings. From time to time, the Group is involved in various other legal and regulatory proceedings arising in the normal course of business. While the Group cannot predict the occurrence or outcome of these proceedings with certainty, it does not believe that an adverse result in any pending legal or regulatory proceeding, individually or in the aggregate, would be material to the Group’s consolidated financial condition or cash flows.